Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Rate Formula [Abstract]
Fixed interest rate	R$ 258,760,620	R$ 240,772,724	R$ 202,592,491
Floating rate	88,496,040	81,160,466	85,236,722
Total	R$ 347,256,660	R$ 321,933,190	R$ 287,829,213